Consolidated income statements - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Operating revenues	$ 5,354	$ 5,889	$ 10,994	$ 11,578
Operating costs	(3,023)	(3,317)	(6,245)	(6,624)
Severance, acquisition and other costs	(22)	(39)	(38)	(63)
Depreciation	(869)	(879)	(1,727)	(1,752)
Amortization	(234)	(220)	(464)	(437)
Finance costs
Interest expense	(280)	(279)	(557)	(560)
Interest on post-employment benefit obligations	(11)	(15)	(23)	(31)
Impairment of assets	(449)	(1)	(456)	(5)
Other (expense) income	(80)	(54)	(127)	51
Income taxes	(96)	(275)	(339)	(565)
Net earnings from continuing operations	290	810	1,018	1,592
Net earnings from discontinued operations	4	7	9	16
Net earnings	294	817	1,027	1,608
Net earnings from continuing operations attributable to:
Common shareholders	233	754	908	1,485
Preferred shareholders	34	38	72	76
Non-controlling interest	23	18	38	31
Net earnings attributable to:
Common shareholders	237	761	917	1,501
Preferred shareholders	34	38	72	76
Non-controlling interest	$ 23	$ 18	$ 38	$ 31
Net earnings per common share - basic and diluted
Net earnings per common share continuing operations - basic and diluted (in CAD per share)	$ 0.26	$ 0.84	$ 1.00	$ 1.65
Net earnings per common share discontinued operations - basic and diluted (in CAD per share)	0	0.01	0.01	0.02
Net earnings per common share - basic and diluted (in CAD per share)	$ 0.26	$ 0.85	$ 1.01	$ 1.67
Average number of common shares outstanding - basic (millions) (in shares)	904.3	899.5	904.2	898.9